Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

11. EQUITY

Ordinary shares

The Company is authorized to issue 100,000,000 Class A Ordinary Shares and 500,000,000 Class B Ordinary Shares with a par value of $0.0001 per share. Holders of Class A Ordinary Shares are entitled to 10 votes for each share. Holders of Class B Ordinary Shares are entitled to one vote for each share. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of the holder thereof. Class B ordinary shares are not convertible into Class A ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class A ordinary shares by a holder to any person or entity which is not an affiliate of such holder, such Class A ordinary shares shall be automatically and immediately converted into the equivalent number of Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares will be entitled to the same amount of dividends, if declared.

On August 17, 2023 (the “Closing Date”), the Company consummated the business combination with Hainan Manaslu Acquisition Corp. (“HMAC”). As part of the business combination between the Company and HMAC, the Company issued 2,923,999 Class B ordinary shares to the shareholders of HMAC, among which 1,725,000 Class B ordinary shares were issued to the sponsor of HMAC, 375,650 Class B ordinary shares were issued to private shareholders, and 823,349 Class B ordinary shares were issued to public shareholders.

The Company engaged a third party financial advisor in connection with a business combination to assist the Company in locating target businesses, holding meetings with its shareholders to discuss a potential business combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities, assist the Company in obtaining shareholder approval for the business combination and assist the Company with its press releases and public filings in connection with a Business Combination. The Company agreed to pay the financial advisor certain cash consideration and share consideration of 1,120,000 Class B Ordinary Shares as service fees. On August 18, 2023, the Company issued 1,120,000 Class B Ordinary Shares to the financial advisor. The fair value of 1,120,000 Class B Ordinary Shares was $6,160,000, calculated at $5.5 per share by reference to the closing price on August 18, 2023.

On December 22, 2023, the Company entered into a Buy-Sell Agreement with Ladenburg Thalmann & Co. Inc. (“LT”), pursuant to which the Company shall purchase a total of 721,250 Class B Ordinary Shares LT held for $1,298,250. The repurchases were completed in three equal installments by March 1, 2024. On December 29, 2023, January 29, 2024 and February 29, 2024, the Company repurchased and cancelled 240,417, 240,417 and 240,416 shares of Class B Ordinary Shares, respectively. For the years ended December 31, 2024 and 2023, the Company paid $865,500 and $432,750, respectively, to repurchase the Class B Ordinary Shares.

In connection with issuance of convertible notes (Note 10) closed in November 2024, on November 25, 2024, the Company issued an aggregation of 7,751,939 Class B Ordinary Shares and 7,751,939 Conversion Warrants to three Purchasers at conversion price of $0.645 per share to settle the convertible notes.

As of both December 31, 2025 and 2024, the Company had 24,871,433 Class A Ordinary Shares and 24,518,489 Class B Ordinary Shares issued and outstanding.

Declaration of dividends

For the years ended December 31, 2025, 2024 and 2023, the Company did not declare dividends. For the years ended 2025, 2024 and 2023, the Company paid dividends of $57,726, $57,672 and $57,477, respectively, in the form of purchasing insurance policies, to the Majority Pre-Public Shareholders, who are also the executive officers of the Company and operating subsidiaries.

On December 31, 2022 (the “Declaration Date”), Ableview Brands Limited declared distribution of the retained earnings of 2022 to the Pre-Public Shareholders. As of December 31, 2025 and 2024, the Company had unpaid dividends of $4,629,034 and $15,788,003, respectively, to Pre-Public Shareholders who held more than 5% of the shares of the Company (the “Majority Pre-Public Shareholders”) as of the Declaration Date (Note 13). As of December 31, 2025 and 2024, the Company had declared unpaid dividends of $1,009,299 and $1,011,326, respectively, to Pre-Public Shareholders who held less than 5% of the shares of the Company (the “Minority Pre-Public Shareholders”) as of the Declaration Date. For the year ended December 31, 2025, the Company did not make payments to Minority Pre-Public Shareholders.

According to PRC laws and regulations, after-tax profit can be distributed after a portion of net income has been set aside to fund certain reserve funds.

The board of directors will have the discretion to declare and pay dividends in the future, subject to applicable PRC regulations and Hong Kong regulations and restrictions. Payment of dividends in the future will depend upon the Company’s earnings, capital requirements, and other factors, which the Company’s board of directors may deem relevant.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of income reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and discretionary funds are not distributable as cash dividends.

The statutory reserve is required to set aside annually. For the years ended December 31, 2025 and 2023, the Company’s PRC profit generating subsidiaries set aside statutory reserve funds of $642,177 and $135,369, respectively. For the year ended December 31, 2024, the Company’s PRC profit generating subsidiaries did not set aside statutory reserve funds because they presented accumulated deficit on balance sheet. For the years ended December 31, 2025, the Company reversed statutory reserves of $133,630 attributable to Shanghai Jingyue on disposal of Shanghai Jingyue.

As of December 31, 2025 and 2024, the Company had net restricted assets of $671,513 and $162,966, which represented paid-in capital and statutory reserves that are included in the Company’s consolidated net assets.

Warrants issued in connection with settlement of convertible notes

In connection with issuance of convertible notes (Note 10) closed in November 2024, on November 25, 2024, the Company issued an aggregation of 7,751,939 Class B Ordinary Shares and 7,751,939 Conversion Warrants to three Purchasers at conversion price of $0.645 per share to settle the convertible notes.

The Conversion may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Conversion. The Conversion Warrants expired one year from the issuance of the Conversion Warrants. The Conversion Warrants could be exercised on a cashless basis. The exercise price and number of Class B Ordinary Shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a subdivision, reclassification and reorganization, spinoffs. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price.

As the Conversion Warrants meet the criteria for equity classification under ASC 815, therefore, the Conversion Warrants are classified as equity. On November 4, 2024, the fair value of the Conversion Warrants is estimated at fair value of approximately $3,232,000 using Black-Scholes model, and the Company allocated proceeds of $1,306,000 to the Conversion Warrants using relative fair value method. The key factors in estimating the fair value of warrant were as follows:

As of November 4, 2024
Risk-free rate of return	4.29%
Estimated volatility rate	94.67%
Dividend yield	0%
Spot price of underling ordinary share	$0.92
Exercise price	$0.68
Fair value of warrant	$3,232,000

Public Warrants

Pursuant to HMAC’s initial public offering on August 10, 2022, HMAC sold 6,900,000 units (the “Public Units”). Each Public Unit consists of one ordinary share (“Public Share”), one redeemable warrant (“Public Warrant”) and one right (“Public Right”) to receive one-tenth (1/10) of one ordinary share. Each Public Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

Each holder of a warrant is entitled to purchase one ordinary share at an exercise price of $11.50. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a business combination or earlier upon redemption or liquidation.

The Public Warrants became exercisable after the consummation of a business combination between the Company and HMAC on August 17, 2023. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares.

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary share equals or exceeds $18 per share, for any 20 trading days within a 30 trading days period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

As the Public Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of December 31, 2025, the Company had 6,900,000 Public Warrants to purchase 6,900,000 Class B Ordinary Shares.

Private Warrants

Simultaneously with the closing of the initial public offering of HMAC, HMAC also sold 341,500 Private Placement Units in a private placement. Each Private Placement Unit consists of one ordinary share (“private placement share”), one redeemable warrant (“Private Warrant”) and one right (“Private Right”) to receive one-tenth (1/10) of one ordinary share. Each Private Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

The Private Placement Units are identical to the Public Units being sold in the initial public offering of HMAC except that Private Placement Units will not be transferable, assignable or saleable until 30 days after the completion of the business combination and will be entitled to registration rights.

As the Private Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of December 31, 2025, the Company had 341,500 Private Warrants to purchase 341,500 Class B Ordinary Shares.

Public Rights and Private Rights

Each holder of a public right and private right automatically received one-tenth (1/10) of an ordinary share upon consummation of a business combination, even if the holder of a public right converted all ordinary shares held by him, her or it in connection with a business combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the business combination of the Company and HMAC, the Company issued 690,000 Class B Ordinary Shares and 34,150 Class B Ordinary Shares in connection with an exchange of public rights and private rights, respectively. The Company recorded the issuance of Class B Ordinary Shares at par value with corresponding account charged to additional paid-in capital.